ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2013
Components of Other Comprehensive Income [Abstract]
Amounts recognized in accumulated other comprehensive income
The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2013	2012
Net actuarial loss	12,731	17,809
As at December 31, 2013 and 2012, our accumulated other comprehensive loss balances consisted of the following components:

(in thousands of $)	2013	2012	2011
Unrealized net loss on qualifying cash flow hedging instruments	(1,822)	(6,832)	(19,462)
Unrealized gain on available-for-sale securities	7,796	5,911	—
Losses associated with pensions, net of tax recoveries of $0.2 million (2012: $0.3 million)	(12,731)	(17,809)	(15,486)
Accumulated other comprehensive loss	(6,757)	(18,730)	(34,948)

The components of accumulated other comprehensive income (loss) consisted of the following:

	Gain (losses) on available-for-sale securities	Pension and post retirement benefit plan adjustments	Gains (losses) on cash flow hedges	Share of affiliates comprehensive income	Total Accumulated comprehensive Income (loss)
Balance at December 31, 2010	—	(12,347)	(20,964)	—	(33,311)
Other comprehensive (loss) income before reclassification	—	(3,139)	1,502	—	(1,637)
Net current-period other comprehensive (loss) income	—	(3,139)	1,502	—	(1,637)
Balance at December 31, 2011	—	(15,486)	(19,462)	—	(34,948)
Other comprehensive income (loss) before reclassification	5,911	(2,323)	3,641	—	7,229
Amount reclassified from accumulated other comprehensive income	—	—	8,989	—	8,989
Net current-period other comprehensive income (loss)	5,911	(2,323)	12,630	—	16,218
Balance at December 31, 2012	5,911	(17,809)	(6,832)	—	(18,730)
Other comprehensive income before reclassification	12,680	5,078	4,148	854	22,760
Amount reclassified from accumulated other comprehensive (loss) income	(10,795)	—	8	—	(10,787)
Net current-period other comprehensive income	1,885	5,078	4,156	854	11,973
Balance at December 31, 2013	7,796	(12,731)	(2,676)	854	(6,757)

Reclassification out of accumulated other comprehensive income
The amounts reclassified from accumulated other comprehensive income (loss) for the years ended December 31, 2013 and 2012 consisted of the following:

Details of Accumulated other comprehensive income components	Amounts reclassified from accumulated other comprehensive income		Affected line item in the statement of operations
	2013	2012
Gains on available-for sale securities:
Available-for-sale securities (Golar Partners)	(10,710)	—	Other non-operating income
Available-for-sale securities (Gaslog)	(85)	—	Other non-operating income
	(10,795)	—
(Gains) losses on cash flow hedges:
Foreign currency swap	(718)	—	Other financial items
Interest rate swap	(1,644)	—	Other financial items
Interest rate swap	2,370	—	Gain on sale of Golar Maria
Interest rate swap	—	3,925	Gain on loss of control
Cross-currency swap	—	5,064	Gain on loss of control
	8	8,989
Total reclassifications for the period	(10,787)	8,989